Assets and liabilities held for sale and discontinued operations - Assets held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 363,097	$ 165,583	$ 871,876
Marine
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale	$ 363,097	$ 165,583	$ 871,876